Exhibit 99.1

World Omni Auto Receivables Trust 2018-D

Monthly Servicer Certificate

September 30, 2019

Dates Covered
Collections Period	09/01/19 - 09/30/19
Interest Accrual Period	09/16/19 - 10/14/19
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/19	748,569,758.39	33,175
Yield Supplement Overcollateralization Amount 08/31/19	43,799,549.54	0
Receivables Balance 08/31/19	792,369,307.93	33,175
Principal Payments	25,242,955.74	504
Defaulted Receivables	1,211,088.73	45
Repurchased Accounts	30,025.03	1
Yield Supplement Overcollateralization Amount at 09/30/19	41,764,468.86	0
Pool Balance at 09/30/19	724,120,769.57	32,625

Pool Statistics	$ Amount	# of Accounts
Pool Factor	68.66%
Prepayment ABS Speed	1.42%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	6,654,226.13	249
Past Due 61-90 days	1,960,680.05	76
Past Due 91-120 days	422,563.56	16
Past Due 121+ days	0.00	0
Total	9,037,469.74	341

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.18%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	550,337.28
Aggregate Net Losses/(Gains) - September 2019	660,751.45
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.00%
Prior Net Losses Ratio	0.68%
Second Prior Net Losses Ratio	0.52%
Third Prior Net Losses Ratio	0.68%
Four Month Average	0.72%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.53%

Overcollateralization Target Amount	8,327,388.85
Actual Overcollateralization	8,327,388.85
Weighted Average APR	4.15%
Weighted Average APR, Yield Adjusted	6.80%
Weighted Average Remaining Term	55.22

Flow of Funds	$ Amount

Collections	28,498,029.79
Investment Earnings on Cash Accounts	12,235.59
Servicing Fee	(660,307.76)
Transfer to Collection Account	30,025.03
Available Funds	27,879,982.65

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,823,007.18
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	190,436.60
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	8,327,388.85
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	1,742,891.77

Total Distributions of Available Funds	27,879,982.65

Servicing Fee	660,307.76
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 09/16/19	739,961,206.17
Principal Paid	24,167,825.45
Note Balance @ 10/15/19	715,793,380.72

Class A-1
Note Balance @ 09/16/19	0.00
Principal Paid	0.00
Note Balance @ 10/15/19	0.00
Note Factor @ 10/15/19	0.0000000%

Class A-2a
Note Balance @ 09/16/19	218,279,205.06
Principal Paid	19,852,142.33
Note Balance @ 10/15/19	198,427,062.73
Note Factor @ 10/15/19	61.6233114%

Class A-2b
Note Balance @ 09/16/19	47,452,001.11
Principal Paid	4,315,683.12
Note Balance @ 10/15/19	43,136,317.99
Note Factor @ 10/15/19	61.6233114%

Class A-3
Note Balance @ 09/16/19	351,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	351,000,000.00
Note Factor @ 10/15/19	100.0000000%

Class A-4
Note Balance @ 09/16/19	76,260,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	76,260,000.00
Note Factor @ 10/15/19	100.0000000%

Class B
Note Balance @ 09/16/19	31,320,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	31,320,000.00
Note Factor @ 10/15/19	100.0000000%

Class C
Note Balance @ 09/16/19	15,650,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	15,650,000.00
Note Factor @ 10/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,969,265.43
Total Principal Paid	24,167,825.45
Total Paid	26,137,090.88

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	547,517.01
Principal Paid	19,852,142.33
Total Paid to A-2a Holders	20,399,659.34

Class A-2b
One-Month Libor	2.02750%
Coupon	2.16750%
Interest Paid	82,853.17
Principal Paid	4,315,683.12
Total Paid to A-2b Holders	4,398,536.29

Class A-3
Coupon	3.33000%
Interest Paid	974,025.00
Principal Paid	0.00
Total Paid to A-3 Holders	974,025.00

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.8912876
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.2108424
Total Distribution Amount	25.1021300

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.7003634
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	61.6526159
Total A-2a Distribution Amount	63.3529793

A-2b Interest Distribution Amount	1.1836167
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	61.6526160
Total A-2b Distribution Amount	62.8362327

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	7.88
Noteholders' Third Priority Principal Distributable Amount	647.56
Noteholders' Principal Distributable Amount	344.56

Account Balances	$ Amount

Reserve Account
Balance as of 09/16/19	2,609,619.51
Investment Earnings	4,722.60
Investment Earnings Paid	(4,722.60)
Deposit/(Withdrawal)	-
Balance as of 10/15/19	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51